Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to non-PEO Named Executive Officers(3)	Alliant Total Shareowner Return(4)	Peer Group Total Shareowner Return(4)	Alliant Net Income (5) (Millions)	Alliant Adjusted EPS (6)
2025	$8,999,073	$10,801,804	$3,270,939	$3,921,712	$147.98	$143.83	$810	$3.24
2024	$6,971,735	$8,538,292	$3,218,133	$3,749,025	$130.45	$128.82	$690	$3.04
2023	$9,709,782	$7,235,148	$2,593,105	$2,483,122	$109.28	$108.16	$703	$2.82
2022	$7,286,977	$5,361,068	$1,558,260	$1,132,675	$113.55	$118.47	$686	$2.80
2021	$10,449,260	$10,185,275	$1,630,049	$2,208,076	$122.71	$117.12	$674	$2.65

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Reflects Summary Compensation Table Total compensation for Ms. Barton, our PEO for 2025 and 2024 as reported in this Proxy Statement, and for Mr. Larsen, our PEO as his compensation is reported in the 2023, 2022, and 2021 Proxy Statements.Reflects Summary Compensation Table Total compensation for the following non-PEO Named Executive Officers (NEOs) reported in the Proxy Statements for each year listed below.

Name	2025	2024	2023	2022	2021
Lisa Barton	N/A	N/A	X	N/A	N/A
John Larsen	N/A	X	N/A	N/A	N/A
Robert Durian	X	X	X	X	X
Raja Sundararajan	X	X	X	N/A	N/A
Antonio Smyth	X	N/A	N/A	N/A	N/A
David de Leon	X	X	X	X	X
Terry Kouba	N/A	N/A	X	X	X
James Gallegos	N/A	N/A	N/A	X	X
Michael Luhrs	N/A	N/A	N/A	X	N/A

Peer Group Issuers, Footnote	Reflects the Company’s TSR and Peer Group TSR based on the EEI Stock Index for the listed year. The EEI Stock Index is used to evaluate the Company’s TSR against peers as disclosed in the Compensation Discussion and Analysis and is also set forth in the stock performance graph included in the Company’s annual report for the year ended December 31, 2025. The amounts reported assume $100 was invested, as applicable, in each of the Company and the EEI Stock Index for the period starting December 31, 2020 through the end of the listed year.
PEO Total Compensation Amount	$ 8,999,073	$ 6,971,735	$ 9,709,782	$ 7,286,977	$ 10,449,260
PEO Actually Paid Compensation Amount	$ 10,801,804	8,538,292	7,235,148	5,361,068	10,185,275
Adjustment To PEO Compensation, Footnote	The following adjustments were made to Total compensation reported in the Summary Compensation Table (SCT) for 2025 below to arrive at compensation actually paid to the PEO and the non-PEO NEOs, computed in accordance SEC rules. Amounts below are based on average amounts for the non-PEO NEOs in 2025.

	2025
	PEO ($)	Average non-PEO NEOs ($)
SCT Total	$8,999,073	$3,270,939
Less SCT Grant Date Fair Value of Equity Awards	($5,471,255)	($1,705,987)
Less SCT Change in Pension Value	($111)	($6,432)
Plus Pension Plan Service Cost During Applicable Year	$25,260	$7,739
+/- Change in Fair Value as of Year-End for Equity Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested at Year-End	$1,441,979	$435,009
+/- Change in Fair Value as of Vest Date for Equity Awards Granted in Any Prior Year That Vest During Applicable Year (Compared to Fair Value as of Prior Year-End)	$—	$25,952
+ Fair Value as of Year-End for Equity Awards Granted and that Remain Outstanding and Unvested at Year-End	$5,806,858	$1,894,492
Compensation Actually Paid	$10,801,804	$3,921,712

Non-PEO NEO Average Total Compensation Amount	$ 3,270,939	3,218,133	2,593,105	1,558,260	1,630,049
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,921,712	3,749,025	2,483,122	1,132,675	2,208,076
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to Total compensation reported in the Summary Compensation Table (SCT) for 2025 below to arrive at compensation actually paid to the PEO and the non-PEO NEOs, computed in accordance SEC rules. Amounts below are based on average amounts for the non-PEO NEOs in 2025.

	2025
	PEO ($)	Average non-PEO NEOs ($)
SCT Total	$8,999,073	$3,270,939
Less SCT Grant Date Fair Value of Equity Awards	($5,471,255)	($1,705,987)
Less SCT Change in Pension Value	($111)	($6,432)
Plus Pension Plan Service Cost During Applicable Year	$25,260	$7,739
+/- Change in Fair Value as of Year-End for Equity Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested at Year-End	$1,441,979	$435,009
+/- Change in Fair Value as of Vest Date for Equity Awards Granted in Any Prior Year That Vest During Applicable Year (Compared to Fair Value as of Prior Year-End)	$—	$25,952
+ Fair Value as of Year-End for Equity Awards Granted and that Remain Outstanding and Unvested at Year-End	$5,806,858	$1,894,492
Compensation Actually Paid	$10,801,804	$3,921,712

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The most important financial performance metrics used by the Compensation Committee for linking compensation actually paid to our PEO and our other NEOs to Company performance for 2025 are set forth below.

Financial Metric
Total Shareowner Return (TSR)
Net Income
Earnings Per Share (EPS)

Total Shareholder Return Amount	$ 147.98	130.45	109.28	113.55	122.71
Peer Group Total Shareholder Return Amount	143.83	128.82	108.16	118.47	117.12
Net Income (Loss)	$ 810,000,000	$ 690,000,000	$ 703,000,000	$ 686,000,000	$ 674,000,000
Company Selected Measure Amount	3.24	3.04	2.82	2.80	2.65
PEO Name	Ms. Barton	Ms. Barton	Mr. Larsen	Mr. Larsen	Mr. Larsen
Additional 402(v) Disclosure
We believe our compensation philosophy and approach creates a strong link between executive compensation and Company performance. As described more fully in our Compensation Discussion and Analysis, our executive compensation program is guided by our purpose and values and is designed to promote our strategy.
	In accordance with SEC rules, the table below shows (i) the compensation reported in the Summary Compensation Table and the Compensation Actually Paid (calculated in accordance with SEC rules) for the Principal Executive Officer (PEO) for each year below and (ii) the average compensation reported in the Summary Compensation Table for the non-PEO named executive officers and the average Compensation Actually Paid (calculated in accordance with SEC rules) for the non-PEO named executive officers for each year below. It also includes the total shareowner return (TSR) for Alliant Energy and our defined peer group, our net income and adjusted EPS for each year.The Company’s Net Income as reported in its GAAP audited financial statements for the listed year.The Company’s Adjusted EPS as reported for the listed year in its proxy statements. Adjustments to GAAP EPS for 2023, 2024 and 2025 are shown on page 22 in the Compensation Discussion and Analysis. Adjusted EPS in 2021 excludes a loss of $0.02 per share for the non-cash charge related to the redemption of IPL preferred stock. Adjusted EPS in 2022 excludes $0.03 per share of charges related to the Iowa state income tax rate change, $0.02 per share of charges related to retirement plan settlement losses, and $0.02 per share of charges related to an ATC base return on equity reserve adjustment. Our compensation programs are designed to link executive pay to the financial performance of the Company. As shown below, our executive compensation has a strong link to TSR, EPS and Net Income performance. This strong link is created by our incentive compensation being heavily weighted to TSR, EPS and Net Income. Our incentive compensation plan design is discussed further in the Compensation Discussion and Analysis. The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareowner Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share (EPS)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (111)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,260
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,471,255)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,806,858
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,441,979
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,432)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,739
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,705,987)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,894,492
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,009
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 25,952